Income Taxes - Reconciliation of Total Tax Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total	$ 37,119	$ 77,823	$ 44,591
Drilling Segment
Differences in tax rates	0	0	89
Adjustments in respect to current income tax of previous years	0	0	683
Tax rate on interest	0	0	742
Effect of exchange rate differences	0	0	7
Income tax	37,119	70,441	43,070
Taxes on litigation matters subject to statutory rates, including interest and penalties	0	7,382	0
Total	$ 37,119	$ 77,823	$ 44,591